Scope of Consolidation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Medical Glass a.s.
Disclosure of subsidiaries [line items]
Percentage equity interest in subsidiary	99.74%	99.74%